Receivables - Additional Information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2016 USD ($) Contract	Sep. 30, 2015 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	807	598
Finance lease receivable, pre-modification value	$ 38	$ 20
Finance lease receivable, post-modification value	$ 37	$ 19
Concession cases by court | Contract	245	302
Pre-modification value of retail and finance lease receivable contracts	$ 4	$ 5
Post-modification value of retail and finance lease receivable contracts	3	4
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	29	89
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 16	$ 26